Goodwill by Reportable Segment (Detail) (USD $)	Jun. 29, 2013	Jun. 30, 2012	Jul. 02, 2011
Goodwill [Line Items]
Net goodwill	$ 348,000,000	$ 348,000,000
Retail [Member]
Goodwill [Line Items]
Gross goodwill	139,000,000	139,000,000	139,000,000
Accumulated impairment losses	0	0	0
Net goodwill	139,000,000	139,000,000	139,000,000
Foodservice/ Other
Goodwill [Line Items]
Gross goodwill	591,000,000	591,000,000	591,000,000
Accumulated impairment losses	(382,000,000)	(382,000,000)	(382,000,000)
Net goodwill	209,000,000	209,000,000	209,000,000
Total [Member]
Goodwill [Line Items]
Gross goodwill	730,000,000	730,000,000	730,000,000
Accumulated impairment losses	(382,000,000)	(382,000,000)	(382,000,000)
Net goodwill	$ 348,000,000	$ 348,000,000	$ 348,000,000